Loans and Notes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Loans and Notes [Abstract]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts	The Company has convertible notes payable, net of unamortized discounts as follows:
	Face value of convertible notes payable	Unamortized debt discounts	Convertible notes payable, net of unamortized discounts	Third parties	Related parties
June 30, 2022 balance	14,108,876	(717,260)	13,391,616	10,954,042	2,437,574
Issuance of convertible notes	8,172,093	(1,189,074)	6,983,019	6,983,019	-
Amortization of debt discounts	-	1,290,050	1,290,050	1,290,050	-
Conversion	(17,130,969)	245,980	(16,884,989)	(14,447,415)	(2,437,574)
Exchange rate effect	-	12,020	12,020	12,020	-
June 30, 2023 balance	$5,150,000	$(358,284)	$4,791,716	$4,791,716	$-
Amortization of debt discounts	-	330,351	330,351	330,351	-
Repayments	(3,367,290)	-	(3,367,290)	(3,367,290)	-
Conversion	(1,782,710)	27,933	(1,754,777)	(1,754,777)	-
March 31, 2024 balance	$-	$-	$-	$-	$-

The Company has convertible notes payable, net of unamortized discounts as follows:
	Face value of convertible notes payable	Unamortized debt discounts	Convertible notes payable, net of unamortized discounts	Third parties	Related parties
June 30, 2021 balance	$5,733,961	$(758,508)	$4,975,453	$3,575,453	$1,400,000
Issuance of convertible notes	8,374,915	(1,231,610)	7,143,305	6,105,731	1,037,574
Amortization of debt discounts	-	1,266,861	1,266,861	1,266,861	-
Exchange rate effect	-	5,997	5,997	5,997	-
June 30, 2022 balance	14,108,876	(717,260)	13,391,616	10,954,042	2,437,574
Issuance of convertible notes	8,172,093	(1,189,074)	6,983,019	6,983,019	-
Amortization of debt discounts	-	1,290,050	1,290,050	1,290,050	-
Conversion	(17,130,969)	245,980	(16,884,989)	(14,447,415)	(2,437,574)
Exchange rate effect	-	12,020	12,020	12,020	-
June 30, 2023 balance	$5,150,000	$(358,284)	$4,791,716	$4,791,716	$-